Share-Based Compensation - Non-Employee Awards - Related Party (Details) - FREYR AS kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands						1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 16, 2021 kr / shares shares	Oct. 06, 2020 kr / shares	Sep. 01, 2020 kr / shares shares	Jul. 08, 2020 kr / shares shares	Mar. 01, 2019 shares	Dec. 31, 2020 USD ($) kr / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) kr / shares	Mar. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) kr / shares	Dec. 31, 2020 NOK (kr)	Oct. 06, 2020 $ / shares	Sep. 25, 2020 kr / shares	Jul. 08, 2020 $ / shares shares
Weighted average remaining contractual life (years)
Warrants granted							0 years
Nonemployee Awards
Number
Warrants granted	2,308,526
Weighted average exercise price (NOK)
Warrants granted | kr / shares	kr 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Compensation expense | $							$ 0			$ 427
Unrecognized compensation expense related to non-vested stock-based compensation arrangements | $						$ 183				$ 183	$ 183
Period over which unrecognized compensation expense expected to be recognized										1 year
Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date fair value per warrant | $ / shares													$ 0.07		$ 0.05
Expected term (years)		2 years 9 months 18 days		4 years
Expected volatility		43.10%		43.29%
Expected dividend yield		0.00%		0.00%
Risk-free interest rate		(0.71%)		(0.65%)
Nonemployee Awards | Warrants
Number
Warrants outstanding at beginning of period							12,154,303
Warrants granted										12,154,303
Warrants outstanding at end of period						12,154,303				12,154,303
Warrants exercisable at end of period										9,595,374
Weighted average exercise price (NOK)
Warrants outstanding at beginning of period | kr / shares								kr 1.57
Warrants granted | kr / shares											$ 1.57
Warrants outstanding at end of period | kr / shares						$ 1.57					1.57
Warrants exercisable at end of period | kr / shares											1.49
Weighted average remaining contractual life (years)
Warrants outstanding at end of period										3 years 9 months 21 days
Warrants exercisable at end of period										3 years 6 months 21 days
Aggregate intrinsic value
Warrants outstanding at end of period | kr												kr 11,724
Warrants exercisable at end of period | kr												kr 9,340
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Compensation expense | $										$ 535
Nonemployee Awards | Warrants | EDGE
Number
Warrants outstanding at beginning of period							12,154,303
Warrants granted							0
Warrants outstanding at end of period						12,154,303	12,154,303			12,154,303
Warrants exercisable at end of period							10,235,110
Weighted average exercise price (NOK)
Warrants outstanding at beginning of period | kr / shares								1.57
Warrants granted | kr / shares								0
Warrants outstanding at end of period | kr / shares						$ 1.57		1.57			$ 1.57
Warrants exercisable at end of period | kr / shares								kr 1.52
Weighted average remaining contractual life (years)
Warrants outstanding at end of period							3 years 6 months 21 days			3 years 9 months 21 days
Warrants exercisable at end of period							3 years 4 months 17 days
Aggregate intrinsic value
Warrants outstanding at end of period | $						$ 11,724	$ 16,012	kr 16,012		$ 11,724	$ 11,724
Warrants exercisable at end of period | $							13,547	13,547
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date fair value per warrant | $ / shares													$ 0.07		$ 0.05
Expected term (years)		2 years 9 months 18 days		4 years
Expected volatility		43.10%		43.29%
Expected dividend yield		0.00%		0.00%
Risk-free interest rate		(0.71%)		(0.65%)
Fair value of warrants vested | $							46
Number of warrants vested									0
Compensation expense | $							46
Unrecognized compensation expense related to non-vested stock-based compensation arrangements | $							$ 137	kr 137
Period over which unrecognized compensation expense expected to be recognized							9 months
2019 EDGE Agreement | Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants agreed to be issued				8,315,902	8,315,902										8,315,902
Percentage of warrants to be issued on total outstanding shares					6.50%
Number of shares subscribed for each warrant				1
Subscription price | kr / shares				kr 1.44
2019 EDGE Agreement | Nonemployee Awards | Warrants | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants agreed to be issued				8,315,902	8,315,902										8,315,902
Percentage of warrants to be issued on total outstanding shares					6.50%
Number of shares subscribed for each warrant				1
Subscription price | kr / shares				kr 1.44
2020 EDGE Agreement | Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants agreed to be issued			3,838,401
Warrants vesting period			18 months
Number of shares subscribed for each warrant			1
Subscription price | kr / shares			kr 1.50											kr 1.85
2020 EDGE Agreement | Nonemployee Awards | Warrants | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants agreed to be issued			3,838,401
Warrants vesting period			18 months
Number of shares subscribed for each warrant			1
Subscription price | kr / shares		kr 1.85	kr 1.50